Mainland China Contribution Plan and Profit Appropriation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mainland China Contribution Plan and Profit Appropriation (Textual)
Total provisions	$ 5,255,982	$ 4,353,944	$ 3,685,654